Changes in shareholders' equity (Tables)	3 Months Ended
Mar. 31, 2023
Changes in shareholders' equity
Schedule of stockholders equity

							Accumulated	Total equity
					Additional		other	attributable to	Non-	Total
					paid-in	Accumulated	comprehensive	shareholders of	controlling	shareholders’
	Class A ordinary shares		Class B ordinary shares		Capital	deficit	loss	the Company	interests	equity
	Number		Number
	of shares	RMB	of shares	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balances at January 1, 2022	303,289,537	218	73,680,917	56	764,502	(176,403)	(8,947)	579,426	(14,811)	564,615
Profit (loss) for the period	—	—	—	—	—	7,824	—	7,824	(614)	7,210
Other comprehensive loss	—	—	—	—	—	—	(219)	(219)	—	(219)
Total comprehensive income	—	—	—	—	—	7,824	(219)	7,605	(614)	6,991
Balances at March 31, 2022	303,289,537	218	73,680,917	56	764,502	(168,579)	(9,166)	587,031	(15,425)	571,606

							Accumulated	Total equity
					Additional		other	attributable to	Non-	Total
					paid-in	Accumulated	comprehensive	shareholders of	controlling	shareholders’
	Class A ordinary shares		Class B ordinary shares		Capital	deficit	loss	the Company	interests	equity
	Number		Number
	of shares	RMB	of shares	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balances at January 1, 2023	319,677,037	229	73,680,917	56	1,286,189	(78,304)	(10,865)	1,197,305	(9,899)	1,187,406
Cumulative effect of the adoption of ASU 2016-13	—	—	—	—	—	(1,028)	—	(1,028)	—	(1,028)
Profit for the period	—	—	—	—	—	17,875	—	17,875	197	18,072
Other comprehensive loss	—	—	—	—	—	—	(2,080)	(2,080)	—	(2,080)
Total comprehensive income	—	—	—	—	—	17,875	(2,080)	15,795	197	15,992
Share-based compensation	—	—	—	—	141,580	—	—	141,580	—	141,580
Balances at March 31, 2023	319,677,037	229	73,680,917	56	1,427,769	(61,457)	(12,945)	1,353,652	(9,702)	1,343,950